Property and Equipment - Narrative (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) item	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Depreciation and amortization expense
Depreciation and amortization expense | $	$ 115,242	$ 135,085	$ 504,638	$ 577,348	$ 660,460
Equipment leased to customers
Depreciation and amortization expense
Depreciation and amortization expense | $	64,262	79,682	290,006	370,867	437,342
Satellites
Depreciation and amortization expense
Depreciation and amortization expense | $	23,797	23,797	95,187	65,441	61,045
Buildings, furniture, fixtures, equipment and other
Depreciation and amortization expense
Depreciation and amortization expense | $	$ 27,183	$ 31,606	$ 119,445	$ 141,040	$ 162,073
Pay-TV Satellites
Depreciation and amortization expense
Number of satellites utilized in geostationary orbit approximately 22,300 miles above the equator	11		11
Owned Satellites	2		2
Number of satellites leased from third parties	2		2
EchoStar | Pay-TV Satellites
Depreciation and amortization expense
Number of satellites utilized under operating lease	1		1
Dish Network | Pay-TV Satellites
Depreciation and amortization expense
Number of satellites utilized under operating lease	6		6